FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 01, 2022	Dec. 31, 2021	Jan. 11, 2021	Aug. 31, 2018	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proceeds from the sale of businesses					$ 104,141	$ 3,307
Ocwen | Revenue | Customer Concentration Risk
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Concentration risk					31.00%	54.00%
Discontinued Operations, Disposed of by Sale | Rental Property Management Business
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Future proceeds from the sale of business				$ 3,000
Proceeds from the sale of businesses			$ 3,000	$ 15,000
Disposal Group, Held-for-Sale, Not Discontinued Operations | Pointillist, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Future proceeds from the sale of business		$ 300
Proceeds from the sale of businesses	$ 3,500